Segment information	6 Months Ended
Jun. 30, 2011
Segment information

10. Segment information:

We report segment information based on how our management organizes the operating segments to make operational decisions and to assess financial performance. We evaluate performance and allocate resources based on net income (loss) from continuing operations before net interest expense, taxes, depreciation and amortization, non-controlling interest and impairment loss (“Adjusted EBITDA”). The calculation of Adjusted EBITDA should not be viewed as a substitute for calculations under U.S. GAAP, in particular net income. Adjusted EBITDA is included in this Exhibit 99.1 to Current Report on Form 8-K because our management considers it an important supplemental measure of our performance and believes that it is frequently used by securities analysts, investors and other interested parties in the evaluation of companies in our industry, some of which present EBITDA when reporting their results. We regularly evaluate our performance as compared to other companies in our industry that have different financing and capital structures and/or tax rates by using Adjusted EBITDA. In addition, we use Adjusted EBITDA in evaluating acquisition targets. Management also believes that Adjusted EBITDA is a useful tool for measuring our ability to meet our future debt service, capital expenditures and working capital requirements, and Adjusted EBITDA is commonly used by us and our investors to measure our ability to service indebtedness. Adjusted EBITDA is not a substitute for the U.S. GAAP measures of earnings or cash flow and is not necessarily a measure of our ability to fund our cash needs. It should be noted that companies calculate EBITDA (including Adjusted EBITDA) differently and, therefore, EBITDA has material limitations as a performance measure because it excludes interest expense, taxes, depreciation and amortization. Adjusted EBITDA calculated by us may not be comparable to the EBITDA (or Adjusted EBITDA) calculation of another company and also differs from the calculation of EBITDA under our credit facilities (see Note 7, Long-term debt, for a description of the calculation of EBITDA under our existing credit facility, as amended). See the table below for a reconciliation of Adjusted EBITDA to operating income (loss) by segment.

Prior to July 1, 2011, we had three reportable operating segments: completion and production services (“C&PS”), drilling services and product sales. During July 2011, as a result of the sale of our Southeast Asian products business, we restructured our reportable segments to better reflect our current operations. Our Southeast Asian products business is accounted for as discontinued operations and we have combined the remaining product sales business into our drilling services segment for all periods presented.

We have two reportable operating segments: C&PS and drilling services. The accounting policies of our reporting segments are the same as those used to prepare our consolidated financial statements as of June 30, 2011. Inter-segment transactions are accounted for on a cost recovery basis.

Quarter Ended June 30, 2011	C&PS	Drilling Services	Corporate	Total
Revenue from external customers	$491,881	$52,351	$—	$544,232
Inter-segment revenues	$25	$3,975	$(4,000)	$—
Adjusted EBITDA, as defined	$144,931	$13,780	$(11,075)	$147,636
Depreciation and amortization	$43,585	$5,043	$604	$49,232

Operating income (loss)	$101,346	$8,737	$(11,679)	$98,404
Capital expenditures	$86,535	$1,862	$86	$88,483

Quarter Ended June 30, 2010
Revenue from external customers	$310,460	$41,396	$—	$351,856
Inter-segment revenues	$166	$826	$(992)	$—
Adjusted EBITDA, as defined	$84,748	$8,630	$(9,320)	$84,058
Depreciation and amortization	$39,770	$4,935	$497	$45,202

Operating income (loss)	$44,978	$3,695	$(9,817)	$38,856
Capital expenditures	$25,296	$4,526	$729	$30,551

As of June 30, 2011
Segment assets	$1,556,020	$180,974	$228,671	$1,965,665

Six Months Ended June 30, 2011
Revenue from external customers	$928,968	$104,450	$—	$1,033,418
Inter-segment revenues	$30	$6,389	$(6,419)	$—
Adjusted EBITDA, as defined	$266,445	$26,173	$(20,900)	$271,718
Depreciation and amortization	$86,842	$10,091	$1,204	$98,137

Operating income (loss)	$179,603	$16,082	$(22,104)	$173,581
Capital expenditures(1)	$134,736	$3,512	$485	$138,733

Six Months Ended June 30, 2010
Revenue from external customers	$576,748	$77,470	$—	$654,218
Inter-segment revenues	$193	$1,481	$(1,674)	$—
Adjusted EBITDA, as defined	$142,504	$13,937	$(18,149)	$138,292
Depreciation and amortization	$79,563	$9,683	$989	$90,235

Operating income (loss)	$62,941	$4,254	$(19,138)	$48,057
Capital expenditures	$33,715	$7,364	$815	$41,894

As of December 31, 2010
Segment assets	$1,485,897	$183,220	$132,121	$1,801,238

(1)	For the six months ended June 30, 2011, capital expenditures of $138,733 represents actual cash invested of $149,072, less amounts accrued but not paid at December 31, 2010 of $20,017, plus amounts accrued but not paid at June 30, 2011 of $9,678.

The following table reconciles the original presentation of the three operating segments to the current presentation for the quarters and six months ended June 30, 2011 and 2010:

Quarter Ended June 30, 2011	Original Presentation	Discontinued Operations	Reclassification	Current Presentation
Drilling services:
Revenue from external customers	$52,222	$—	$129	$52,351

Adjusted EBITDA, as defined	$13,888	$—	$(108)	$13,780
Depreciation and amortization	$4,790	$—	$253	$5,043

Operating income	$9,098	$—	$(361)	$8,737
Capital expenditures	$1,696	$—	$166	$1,862

Product Sales:
Revenue from external customers	$7,864	$(7,735)	$(129)	$—

Adjusted EBITDA, as defined	$1,863	$(1,971)	$108	$—
Depreciation and amortization	$486	$(233)	$(253)	$—

Operating income	$1,377	$(1,738)	$361	$—
Capital expenditures	$176	$(10)	$(166)	$—

Corporate:
Capital expenditures	$76	$10	$—	$86

Quarter Ended June 30, 2010
Drilling services:
Revenue from external customers	$40,445	$—	$951	$41,396

Adjusted EBITDA, as defined	$8,663	$—	$(33)	$8,630
Depreciation and amortization	$4,644	$—	$291	$4,935

Operating income	$4,019	$—	$(324)	$3,695

Product Sales:
Revenue from external customers	$9,340	$(8,389)	$(951)	$—

Adjusted EBITDA, as defined	$1,250	$(1,283)	$33	$—
Depreciation and amortization	$561	$(270)	$(291)	$—

Operating income	$689	$(1,013)	$324	$—
Capital expenditures	$18	$(18)	$—	$—

Corporate:
Capital expenditures	$711	$18	$—	$729

Six Months Ended June 30, 2011
Drilling services:
Revenue from external customers	$102,374	$—	$2,076	$104,450

Adjusted EBITDA, as defined	$26,376	$—	$(203)	$26,173
Depreciation and amortization	$9,539	$—	$552	$10,091

Operating income	$16,837	$—	$(755)	$16,082
Capital expenditures	$3,242	$—	$270	$3,512

Product Sales:
Revenue from external customers	$15,842	$(13,766)	$(2,076)	$—

Adjusted EBITDA, as defined	$3,077	$(3,280)	$203	$—
Depreciation and amortization	$1,028	$(476)	$(552)	$—

Operating income	$2,049	$(2,804)	$755	$—
Capital expenditures	$288	$(18)	$(270)	$—

Corporate:
Capital expenditures	$467	$18	$—	$485

Six Months Ended June 30, 2010
Drilling services:
Revenue from external customers	$75,549	$—	$1,921	$77,470

Adjusted EBITDA, as defined	$14,082	$—	$(145)	$13,937
Depreciation and amortization	$9,102	$—	$581	$9,683

Operating income	$4,980	$—	$(726)	$4,254
Capital expenditures	$7,364	$—	$—	$7,364

Product Sales:
Revenue from external customers	$17,652	$(15,731)	$(1,921)	$—

Adjusted EBITDA, as defined	$2,812	$(2,957)	$145	$—
Depreciation and amortization	$1,137	$(556)	$(581)	$—

Operating income	$1,675	$(2,401)	$726	$—
Capital expenditures	$104	$(104)	$—	$—

Corporate:
Capital expenditures	$711	$104	$—	$815
Reconciliation of segment assets:
As of June 30, 2011
C&PS(1)	$1,558,878	$—	$(2,858)	$1,556,020
Drilling services	$166,436	$—	$14,538	$180,974
Product sales	$35,579	$(23,899)	$(11,680)	$—
Corporate	$204,772	$23,899	$—	$228,671

Segment assets	$1,965,665	$—	$—	$1,965,665

Year ended December 31, 2010
C&PS(1)	$1,488,755	$—	$(2,858)	$1,485,897
Drilling services	$170,944	$—	$12,276	$183,220
Product sales	$35,015	$(25,597)	$(9,418)	$—
Corporate	$106,524	$25,597	$—	$132,121

Segment assets	$1,801,238	$—	$—	$1,801,238

(1)	The $2,858 represents goodwill associated with Southeast Asia.

We do not allocate net interest expense or tax expense to the operating segments. The following table reconciles operating income as reported above to net income for the quarters and six months ended June 30, 2011 and 2010:

	Quarters Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Segment operating income	$98,404	$38,856	$173,581	$48,057
Interest expense	13,665	14,760	27,792	29,501
Interest income	(132)	(111)	(227)	(175)
Income taxes	31,781	9,385	54,907	7,795

Net income from continuing operations	$53,090	$14,822	$91,109	$10,936

The following table summarizes the change in the carrying amount of goodwill by segment for the six months ended June 30, 2011:

	C&PS	Drilling Services	Total
Balance at December 31, 2010	$242,112	$5,563	$247,675
Acquisition (a) and other	4,463	—	4,463

Balance at June 30, 2011	$246,575	$5,563	$252,138

(a)	For a description of our business acquisition as of June 30, 2011, see Note 2, “Business acquisition.”